STOCK-BASED COMPENSATION PLANS - Liability and expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
STOCK-BASED COMPENSATION PLANS
Liability for all vested options under intrinsic value	$ 12.2	$ 5.7
Consolidated charge related to stock-based compensation	$ 15.4	$ 16.3	$ 6.5